Schedule of Investments (unaudited)
June 30, 2024
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 23.3%
iShares Core S&P 500 ETF	48,085	$ 26,313,555
iShares MSCI EAFE Growth ETF(b)	122,851	12,567,657
iShares MSCI Emerging Markets ex China ETF	151,851	8,989,579
iShares MSCI U.S.A. Momentum Factor ETF(b)	22,542	4,392,759
iShares MSCI U.S.A. Quality Factor ETF	127,539	21,778,560
iShares S&P 500 Growth ETF(b)	189,864	17,570,015
iShares S&P 500 Value ETF	44,223	8,049,028
		99,661,153
Fixed-Income Funds — 76.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,492,225	51,462,151
BlackRock U.S. Mortgage Portfolio	3,852,596	33,902,848
iShares 20+ Year Treasury Bond ETF	316,049	29,006,977
iShares Convertible Bond ETF	157,544	12,387,685
iShares Core Total USD Bond Market ETF	1,597,968	72,260,113
iShares Edge Investment Grade Enhanced Bond ETF	477,276	21,171,964
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	102,404	9,060,706
iShares TIPS Bond ETF	116,512	12,441,151
iShares Treasury Floating Rate Bond ETF	261,880	13,266,841
Master Total Return Portfolio	$ 72,320,873	72,320,873
		327,281,309
Total Long-Term Investments — 99.9% (Cost: $427,974,316)		426,942,462
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(a)(c)(d)	16,428,088	$ 16,433,017
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(a)(c)	537,454	537,454
Total Short-Term Securities — 4.0% (Cost: $16,970,795)		16,970,471
Total Investments — 103.9% (Cost: $444,945,111)		443,912,933
Liabilities in Excess of Other Assets — (3.9)%		(16,673,398)
Net Assets — 100.0%		$ 427,239,535
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 16,443,897(a)	$ —	$ (10,556)	$ (324)	$ 16,433,017	16,428,088	$ 32,183(b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K(c)	4,360,049	208,237	(4,908,738)	58,921	281,531	—	—	52,078	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,139,965	—	(602,511)(a)	—	—	537,454	537,454	17,464	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	54,724,939	(3,196,377)	(16,582)	(49,829)	51,462,151	5,492,225	775,400	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	$ 10,670,260	$ 463,461	$ (13,258,963)	$ 2,905,071	$ (779,829)	$ —	—	$ 73,564	$ —
BlackRock U.S. Mortgage Portfolio	23,299,570	13,378,715	(3,588,631)	(96,444)	909,638	33,902,848	3,852,596	1,194,967	—
iShares 20+ Year Treasury Bond ETF	25,205,964	6,140,381	(3,453,378)	(369,054)	1,483,064	29,006,977	316,049	843,925	—
iShares Convertible Bond ETF	4,210,453	9,025,030	(1,044,449)	(16,288)	212,939	12,387,685	157,544	126,649	—
iShares Core S&P 500 ETF	43,069,252	12,935,257	(42,003,575)	7,164,711	5,147,910	26,313,555	48,085	440,451	—
iShares Core Total USD Bond Market ETF	100,380,307	21,392,847	(51,932,714)	(4,165,564)	6,585,237	72,260,113	1,597,968	2,524,791	—
iShares Edge Investment Grade Enhanced Bond ETF	—	21,519,571	(267,122)	(357)	(80,128)	21,171,964	477,276	—	—
iShares High Yield Systematic Bond ETF(c)	—	17,699,200	(17,991,020)	291,820	—	—	—	299,511	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	16,787,697	845,437	(18,865,287)	294,999	937,154	—	—	257,224	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,570,738	6,387,928	(4,397,734)	15,597	484,177	9,060,706	102,404	329,784	—
iShares MSCI EAFE Growth ETF	6,157,332	13,367,228	(7,318,865)	1,580,774	(1,218,812)	12,567,657	122,851	141,783	—
iShares MSCI EAFE Value ETF(c)	12,254,714	4,378,835	(17,985,352)	1,198,746	153,057	—	—	165,092	—
iShares MSCI Emerging Markets ex China ETF	—	8,884,436	(107,094)	944	211,293	8,989,579	151,851	74,546	—
iShares MSCI U.S.A. Momentum Factor ETF	—	4,457,874	(284,423)	(219)	219,527	4,392,759	22,542	8,386	—
iShares MSCI U.S.A. Quality Factor ETF	6,509,240	22,726,931	(9,398,092)	1,573,581	366,900	21,778,560	127,539	121,279	—
iShares S&P 100 ETF(c)	—	4,271,441	(4,887,870)	616,429	—	—	—	13,492	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares S&P 500 Growth ETF	$ —	$ 17,020,207	$ (675,241)	$ 6,279	$ 1,218,770	$ 17,570,015	189,864	$ 23,130	$ —
iShares S&P 500 Value ETF	—	8,528,660	(671,675)	(92)	192,135	8,049,028	44,223	77,139	—
iShares TIPS Bond ETF	12,892,396	700,712	(1,533,860)	(22,385)	404,288	12,441,151	116,512	286,375	—
iShares Treasury Floating Rate Bond ETF	44,544,291	2,803,077	(33,975,331)	(15,070)	(90,126)	13,266,841	261,880	1,288,059	—
iShares U.S. Technology ETF(c)	—	4,277,714	(5,324,919)	1,047,205	—	—	—	8,808	—
Master Total Return Portfolio	105,586,229	—	(36,515,657)(a)(d)	(1,694,790)	4,945,091	72,320,873	$72,320,873	3,773,114	—
SL Liquidity Series, LLC, Money Market Series(c)	29,374,486	—	(29,380,776)(a)	6,523	(233)	—	—	57,639(b)	—
				$ 10,354,199	$ 21,533,430	$ 443,912,933		$ 13,006,833	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have beenexcluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 354,621,589	$ —	$ —	$ 354,621,589
Short-Term Securities
Money Market Funds	16,970,471	—	—	16,970,471
	$ 371,592,060	$ —	$ —	371,592,060
Investments valued at NAV(a)				72,320,873
				$ 443,912,933
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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